REGULATORY CAPITAL AND CITIGROUP, INC. PARENT COMPANY INFORMATION - Condensed Income Statement (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues
Interest revenue									$ 61,683	[1]	$ 62,970	[1]	$ 67,298	[1]
Interest expense									13,690	[1]	16,177	[1]	20,612	[1]
Net interest revenue									47,993	[1]	46,793	[1]	46,686	[1]
Non-interest revenue									29,226		29,931		22,844
Total revenues, net of interest expense	17,899	19,689	19,425	20,206	17,873	17,941	20,592	20,318	77,219	[1]	76,724	[1]	69,530
Operating expenses	14,426	12,955	15,521	12,149	12,292	11,679	12,149	12,288	55,051	[1]	48,408	[1]	50,036	[1]
Income from continuing operations before income taxes	1,460	4,984	2,174	6,083	3,509	4,303	6,419	5,571	14,701		19,802		8,165
Provision for income taxes	1,077	2,068	1,921	2,131	1,184	1,102	2,225	1,675	7,197		6,186		397
Citigroup’s net income	344	2,841	181	3,944	2,456	3,242	4,188	3,773	7,310		13,659		7,491
Citigroup’s other comprehensive income (loss)
Citigroup’s net income	344	2,841	181	3,944	2,456	3,242	4,188	3,773	7,310		13,659		7,491
Other comprehensive income (loss)									(4,083)		(2,237)		892
Citigroup’s comprehensive income									3,227		11,422		8,383
Citigroup Inc.
Revenues
Interest revenue									3,121		3,234		3,384
Interest expense									4,437		5,559		6,573
Net interest revenue									(1,316)		(2,325)		(3,189)
Dividends from subsidiaries									8,900		13,044		20,780
Non-interest revenue									247		139		613
Total revenues, net of interest expense									7,831		10,858		18,204
Operating expenses									1,980		851		1,497
Income from continuing operations before income taxes									5,851		10,007		16,707
Provision for income taxes									(643)		(1,637)		(2,062)
Equity in undistributed income (loss) of subsidiaries									816		2,015		(11,278)
Citigroup’s net income									7,310		13,659		7,491
Citigroup’s other comprehensive income (loss)
Citigroup’s net income									7,310		13,659		7,491
Other comprehensive income (loss)									(4,083)		(2,237)		892
Citigroup’s comprehensive income									$ 3,227		$ 11,422		$ 8,383

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.